Share-based payment plans	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based payment plans	Share-based payment plans
The expense recognized for employee and other services received during the year ended December 31, 2020 and arising from equity-settled share-based payment transactions was $2,985,000 (2018: $1,812,000; 2019: $1,797,000). Of this total, $4,000 in 2020 (2018: $24,000; 2019: $22,000), related to warrants plans for consultants considered equivalent to employees.
The breakdown is as follows:

	Year ended December 30,
	2018	2019	2020
	(in thousands)
Cost of revenue	$8	$10	$42
Research and development	$529	$508	$1,394
Sales and marketing	$225	$282	$529
General and administrative	$1,050	$997	$1,020
Total	$1,812	$1,797	$2,985
Founders' warrants, stock options, warrants and restricted share awards give the right to acquire ordinary shares. Following completion of the initial public offering of the Company’s shares, the exercise price for options and warrants is based on the closing market price on the date of grant. There is no exercise price for restricted share awards; the beneficiary receives title to the underlying ordinary shares with no cash payment at the end of the vesting period. In general, the contractual life of the founders' warrants, stock options and warrants is ten years. There are no cash settlement alternatives, and the Company has not developed a practice of cash settlement.
There have been no cancellations or modifications to any of the plans during the years ended December 31, 2018, 2019 or 2020.
General employee stock option, founders warrant plans and restricted shares awards
All employees of the French parent company and its subsidiaries are entitled to a grant of stock options or restricted shares awards. Founders' warrants were granted to residents of France prior to the Company’s IPO. Founders' warrants are a specific type of option available to qualifying young companies in France and had more favorable tax treatment for both the employee and the employer compared to stock options. Otherwise, founders' warrants function in the same manner as stock options.
In general, vesting of the founders' warrants and stock options occurs over four years, with 25% vesting after the first anniversary of grant and the remaining 75% vesting monthly over the remaining 36 months. Restricted shares awards (RSA) vest over four years, with either 25% vesting after the 1-year anniversary of the grant and the remaining 75% of the grant vesting quarterly over the remaining 3 years, or with 50% vesting after the 2-year anniversary of the grant and the remaining 50% vesting quarterly over the remaining 2 years. From time to time, vesting of founders' warrants, stock options and restricted shares may be linked to employee performance with different vesting periods. Vested restricted shares may be sold only beginning two years after the date of grant.
All expenses related to these plans have been recorded in the Consolidated Statement of Operations in the same line items as the related employees’ cash-based compensation.
Warrant plans for board members and consultants
The Company awards warrants to members of the board of directors following approval by the shareholders and to a limited number of consultants who have long-term relationships with the Company. Vesting may be either over a two-year, three-year or four-year period, or may be immediate, depending on the nature of the service contract. All expenses related to these plans have been recorded in the Consolidated Statements of Operations in the same line items as the related service provider’s cash-based compensation.
Movements in the periods presented
The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, founders' warrants, stock options and warrants during the period:

	December 31,
	2018		2019		2020
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	6,197,848	$3.59	5,983,452	$3.50	5,771,960	$3.46
Granted during the year	250,000	$1.93	312,000	$0.89	252,000	$1.51
Forfeited during the year	(269,082)	$2.84	(452,992)	$2.56	(207,265)	$1.84
Exercised during the year(1)	(14,814)	$1.85	—	$—	(24,828)	$1.29
Expired during the year	(180,500)	$5.67	(70,500)	$1.34	(104,500)	$5.21
Outstanding at period end	5,983,452	$3.50	5,771,960	$3.46	5,687,367	$3.41
Of which, warrants for consultants equivalent to employees	180,500	$2.75	177,500	$2.70	155,500	$2.30
Exercisable at period end	5,194,187	$3.62	5,114,422	$3.55	5,180,701	$3.45
Of which, warrants for consultants equivalent to employees	143,833	$3.11	160,833	$2.84	155,500	$2.30
(1)The weighted average share estimated fair value at the dates of exercise of these options was $1.72 in 2020 and $2.20 in 2018.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2018	2019	2020
Outstanding at January 1,	1,467,166	2,746,181	5,883,187
Granted during the year	1,803,550	4,180,218	5,475,616
Forfeited during the year	(206,517)	(184,314)	(165,528)
Vested during the year	(318,018)	(858,898)	(1,668,140)
Outstanding at period end	2,746,181	5,883,187	9,525,135
Prior to the initial public offering in April 2011, exercise prices were denominated in euros. Since the IPO, exercise prices are denominated in U.S. dollars. Euro-denominated exercise prices were converted to U.S. dollars at the historical exchange rate for purposes of presentation in this table.
The weighted average remaining contractual life of founders' warrants, stock options and warrants outstanding as at December 31, 2020 was 3.4 years (2019: 4.3 years; 2018: 5.2 years).
The range of exercise prices per share, with euro-denominated exercise prices converted to U.S. dollars at the year-end exchange rate, for founders' warrants, stock options, and warrants outstanding at December 31, 2020, 2019 and 2018 was $0.89—$8.50.
The weighted average fair value of founders' warrants, stock options and warrants granted during the year ended December 31, 2020 was $0.73 (2019: $0.41; 2018: $1.03). The weighted average fair value of the restricted shares awards granted during the year ended December 31, 2020 was $1.32 (2019: $0.74; 2018: $1.17). The fair value is measured at the grant date. The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2018, 2019 and 2020:

	December 31,
	2018	2019	2020
Dividend yield (%)	—	—	—
Expected volatility (%)	68 - 70	55	57
Risk–free interest rate (%)	0	0	0.00
Assumed annual lapse rate of awards (%)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for all except 2 for warrants and a limited group of beneficiaries	12 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.26	0.75	1.33
Model used	Binomial	Binomial	Binomial
For the years ended December 31, 2020, 2019 and 2018 the expected volatility assumption is based on the Company’s volatility since its initial public offering in 2011.
Founders' warrants, stock options and warrants can be exercised during a period after the vesting date until the plan terminates. In the pricing model, the assumption was made that plan participants will exercise before the end of the exercise period if the share price reaches a certain multiple of the exercise price.
If a sell-price multiple of 3 instead of 2 had been used (no impact on the restricted shares) and if the weighted average share price used in the pricing model had been decreased by 10%, share-based payment total compensation for founders' warrants, stock options, warrants and restricted shares awards granted through December 31, 2020 would have decreased by approximately (10.05)% (2019: (9.46)%; 2018: (8.63)%).
The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.